Summary Prospectus    May 1, 2022

International Growth Fund

Class N WBIGX	Class I BIGIX	Class R6 WBIRX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at williamblairfunds.com/prospectus. You can also get this information at no cost by calling 1-800-742-7272 or by sending an e-mail request to fundinfo@williamblair.com. The Fund’s prospectus and statement of additional information, each dated May 1, 2022, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE:    The William Blair International Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES:    This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment):

	Class N	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class N	Class I	Class R6
Management Fee*	0.94%	0.94%	0.94%
Distribution (Rule 12b-1) Fee	0.25%	None	None
Other Expenses	0.20%	0.13%	0.05%

Total Annual Fund Operating Expenses	1.39%	1.07%	0.99%
Fee Waiver and/or Expense Reimbursement**	0.15%	0.08%	0.05%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.24%	0.99%	0.94%

*	The Management Fee has been restated to reflect a reduction to 0.94% of average daily net assets effective May 1, 2022.
**

William Blair Investment Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.24%, 0.99% and 0.94% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2023. The Adviser may not terminate this arrangement prior to April 30, 2023 without the approval of the Fund’s Board of Trustees.

***

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not equal the net expense ratio to average daily net assets in the Financial Highlights section of this prospectus as a result of a change in the management fee and contractual expense limits.

Example:    This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$126	$425	$746	$1,656
Class I	101	332	582	1,298
Class R6	96	310	542	1,208

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:    Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S. that the Adviser believes have above-average growth, profitability and quality characteristics. The Adviser seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

PRINCIPAL RISKS:    The Fund’s returns will vary, and you could lose money by investing in the Fund. The following is a summary of the principal risks associated with an investment in the Fund.

Equity Funds General.    Because the Fund invests substantially all of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result.

Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events may also disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less stringent investor protections and disclosure standards, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding or other taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Emerging Markets Risk.    Foreign investment risk is typically magnified in emerging markets, which are the less developed and developing nations.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country or geographic region, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries and geographic regions in which it invests. Investing in any one country or geographic region makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country or geographic region.

Smaller Company Risk.    Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. The securities of smaller companies may be more volatile and less liquid than securities of large capitalized companies.

Share Ownership Concentration Risk.    To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Style Risk.    Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the growth investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Focus Risk.    To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance.

Operational and Technology Risk.    Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

The Fund involves a high level of risk and may not be appropriate for everyone.    You should only consider it for the aggressive portion of your portfolio.

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Annual Total Returns.    The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.

Highest Quarterly Return 25.20% (2Q20)	Lowest Quarterly Return (19.91)% (1Q20)

Average Annual Total Returns (For the periods ended December 31, 2021).    The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I and Class R6 shares. After-tax returns for Class I and Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

	1 Year	5 Years	10 Years
Class N Shares
Return Before Taxes	8.68%	14.56%	10.49%
Return After Taxes on Distributions	5.82%	13.36%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares	6.96%	11.50%	8.49%

Class I Shares
Return Before Taxes	9.01%	14.90%	10.82%

MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)	8.53%	9.83%	7.57%

	1 Year	Since Share Class Inception (May 2, 2019)
Class R6 Shares
Return Before Taxes	9.09%	19.56%

MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)	8.53%	10.14%

MANAGEMENT:

Investment Adviser.    William Blair Investment Management, LLC is the investment adviser of the Fund.

Portfolio Manager(s).    Simon Fennell, a Partner of the Adviser, Kenneth J. McAtamney, a Partner of the Adviser, and Andrew Siepker, CFA, a Partner of the Adviser, co-manage the Fund. Mr. Fennell has co-managed the Fund since 2013. Mr. McAtamney has co-managed the Fund since 2017. Mr. Siepker has co-managed the Fund since 2022.

PURCHASE AND SALE OF FUND SHARES:

Purchase.    The Fund is closed to new investors. Shares are only available to certain investors. In certain circumstances, existing shareholders may be able to open a new Fund account for a different share class. See “Your Account—International Growth Fund, Institutional International Growth Fund, International Small Cap Growth Fund and Emerging Markets Small Cap Growth Fund” for information on eligibility requirements applicable to purchasing shares.

Sale.    Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business by mail, wire or telephone, depending on the elections you make in the account application.

TAX INFORMATION:    The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged investment plan. If you are investing through a tax-advantaged investment plan, withdrawals from the tax-advantaged investment plan may be subject to taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:    If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.